Income taxes	6 Months Ended
Jun. 30, 2016
Income Tax Disclosure [Abstract]
Income taxes

5. Income taxes

The Company and its subsidiaries file separate income tax returns

The Company and one subsidiary are incorporated in the United States, and are subject to United States federal and state income taxes. The Company did not generate taxable income in the United States in 2016 and 2015.

One subsidiary is incorporated in Hong Kong, and is subject to Hong Kong Profits Tax at 16.5% for the six months ended June 30, 2016 and 2015. Provision for Hong Kong profits tax has not been made for the year presented as the subsidiaries have no assessable profits during the year.